Other assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Other Assets [Abstract]
Straight-line rents, prepaid expenses and other	$ 642,360		$ 692,521
Loans receivable, net of allowance for credit losses	635,008		654,925
Notes receivable, net of allowance for credit losses	607,530		663,644
Derivative assets (Note 12)	143,460		130,614
Lease incentives	136,966		152,056
Investments	78,029		87,055
Operating lease right of use assets, net	66,467		57,009
Inventory	62,499		85,668
Other assets and receivables, net	501,826		493,032
Other assets	2,874,145		3,016,524
Allowance for credit loss, loans receivable only	300		1,000
Interest and fee income, loans and leases	29,000	$ 14,000
Allowance for credit losses on notes receivable	$ 24,000		$ 24,000